Contingencies, Commitments, and Responsibilities - Additional Information (Detail) $ / shares in Units, $ in Thousands		6 Months Ended		12 Months Ended
	Nov. 05, 2019	Jun. 30, 2021 CLP ($) shares	Jun. 30, 2021 USD ($) $ / shares	Dec. 31, 2020 CLP ($)	Jun. 30, 2021 HUF (Ft) shares	Apr. 09, 2020 HUF (Ft)	Nov. 22, 2017 CLP ($)	Nov. 22, 2017 USD ($)
Disclosure of contingent liabilities in business combination [line items]
Provision for lawsuits and legal proceedings		$ 159,000		$ 545,000
Amount of pledged shares to secure Obligations related to transactions carried out with other brokers		2,843,000		5,325,000
Guarantee in cash and financial assets ceded to guarantee transactions		$ 4,817,000		5,988,000
Guarantee ticket amount | Ft					Ft 10,000	Ft 10,000
Foreign traders guarantee amount							$ 73	$ 100,000
Guarantee expiration date		Jun. 22, 2021	Jun. 22, 2021
Principal of loan amounts		$ 1,946,822,000		1,766,997,000
Amount of available for sale securities endorsed as guarantee		$ 837,869,000		319,213,000
MCC S.A. Corredores de Bolsa [member]
Disclosure of contingent liabilities in business combination [line items]
Percentage of voting equity interests acquired		100.00%			100.00%
Ita Corredor de Seguros Colombia S.A [Member]
Disclosure of contingent liabilities in business combination [line items]
Percentage of ownership interest acquired	20.00%
Banco Corpbanca Colombia [member]
Disclosure of contingent liabilities in business combination [line items]
Percentage of shares outstanding		12.36%	12.36%
Number of shares acquired | shares		93,306,684			93,306,684
Purchase price per share | $ / shares			$ 3.5367
Value of shares purchased			$ 329,997,749.30
Spread on variable interest rate		2.70%	2.70%
Itau Corpbanca Colombia S.A. [member]
Disclosure of contingent liabilities in business combination [line items]
Provision for lawsuits and legal proceedings		$ 96,000		94,000
Aggregate legal claims		34,709,000		35,043,000
Top of Range [Member]
Disclosure of contingent liabilities in business combination [line items]
Provision for lawsuits and legal proceedings		$ 25,362,000		$ 22,737,000